Document and Entity Information	Jan. 09, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	CRH PUBLIC LTD CO
Amendment Flag	false
Entity Central Index Key	0000849395
Document Type	8-K
Document Period End Date	Jan. 09, 2025
Entity Incorporation State Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D16 KH51
Entity Address, Country	IE
City Area Code	353 1
Local Phone Number	404 1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Five Point Two Percent Guaranteed Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.200% Guaranteed Notes due 2029
Trading Symbol	CRH/29
Security Exchange Name	NYSE
Six Point Four Percent Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.400% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE
Five Point Four Percent Guaranteed Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.400% Guaranteed Notes due 2034
Trading Symbol	CRH/34
Security Exchange Name	NYSE